Net Income (Loss) Per Share - Computation of outstanding potentially dilutive common stock (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	32,267,000	3,689,000	24,706,930	18,405,485
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	26,724,000	995,000	9,200,000	3,942,853
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	5,543,000	1,809,000
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share		885,000	3,579,294	4,773,892